Shareholders' Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended							6 Months Ended
	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Aug. 31, 2012	Dec. 31, 2011	Oct. 28, 2010	Apr. 24, 2012 Director and Key Management Compensation 2011 [Member]	Apr. 24, 2012 Director and Key Management Compensation 2010 [Member]	Jun. 30, 2012 Audit Committee Chairman [Member]	Jun. 30, 2012 Audit Committee Other [Member]	Jun. 30, 2012 Compensation and Nominating Committee Chairman [Member]	Jun. 30, 2012 Compensation and Nominating Committee [Member]	Jun. 30, 2012 Director [Member]
Common Stock, Shares Authorized		200,000,000		200,000,000			200,000,000
Common Stock, Par value (in dollars per share)		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding		42,451,164		42,451,164			38,804,064
Stock Issued During Period Shares New Issues One					12,050,000
Stock Issued During Period Shares New Issues Two					4,210,000
Common Stock, Shares, Issued		42,451,164		42,451,164			38,804,064		31,604	18,796
Directors Compensation In Cash				$ 30,000
Directors Compensation In Common Stock Shares				20,000
Additional Annual Cash Compensation											10,000	5,000	5,000	3,000
Directors Compensation In Cash For Atleast Hour															1,000
Directors Compensation In Cash For Less Than Hour															500
Director Fees Charged To Operations		124,251	127,000	248,497	254,000
Unit Purchase Option Issued To Earlybird Capital				100
Unit Purchase Option Issued To Purchase Shares				480,000
Unit Purchase Option Issued Exercise Price Per Unit				$ 6.60
Temporary Equity, Redemption Price Per Share								$ 0.01
Warrants Issued Not Exercised				4,046,439
Warrants Redemption Price				40,464
Repurchase Of Common Stock Shares				26,300
Payments for Repurchase of Common Stock				124,207
Cash Dividend Description				During June 2011, the Board of Directors authorized a regular cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company's financial results for the six months ending June 30, and, for each year after the release of the Company's annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company's non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend. In March 2012, the Board of Directors authorized an increase in our dividend taking place after the release of the Company's 6-month financial statements from $0.10 to $0.12 per outstanding ordinary share.
Dividend Record Date Description				The record date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period's dividend will be set by the Company's management to be as close as practicable to, but no less than, 10 days after the record date.
Investment Income, Dividend	$ 3,880,406			$ 7,529,000
Preferred Stock, Shares Authorized		1,150,000		1,150,000			1,150,000